The Company and Summary of Significant Accounting Policies - Revenue Associated With The Following license agreements (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Recognized Revenue Associated with The Following License Agreements [Line Items]
Revenues	$ 5,894	$ 9,694	$ 47,359	$ 29,283	$ 40,697	$ 34,796	$ 27,756
KKC Agreements [Member]
Recognized Revenue Associated with The Following License Agreements [Line Items]
Revenues					40,697	34,356	26,386
Helsinn License Agreement [Member]
Recognized Revenue Associated with The Following License Agreements [Line Items]
Revenues					0	440	1,370
Services Performed Over Time [Member]
Recognized Revenue Associated with The Following License Agreements [Line Items]
Revenues	5,598	9,694	46,430	26,970
Pass through services at a point in time [Member]
Recognized Revenue Associated with The Following License Agreements [Line Items]
Revenues	$ 296	$ 0	$ 929	$ 2,313
Pass through services at a point in time [Member] | Service
Recognized Revenue Associated with The Following License Agreements [Line Items]
Revenues					3,393	3,494	0
Pass through services at a point in time [Member] | License
Recognized Revenue Associated with The Following License Agreements [Line Items]
Revenues					0	0	20,988
Services performed over time [Member] | Service
Recognized Revenue Associated with The Following License Agreements [Line Items]
Revenues					$ 37,304	$ 31,302	$ 6,768